UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             The Cincinnati Indemnity Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:   028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

        /s/ Martin F. Hollenbeck        Fairfield, Ohio         May 7, 2010
        ------------------------        ---------------         -----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     1
                                                  -----

Form 13F Information Table Entry Total:               7
                                                  -----

Form 13F Information Table Value Total            9,772
                                                  -----
                                                (thousands)

List of Other Included Managers:

No.     File No.                Name
01      028-10798               Cincinnati Financial Corporation

                                 Column 2        Column 3    Column 4           Column 5     Column 6  Column 7     Column 8
          Issuer             Title of Class       Cusip      FMV (000)     Shares      SH   Investment Oth Mgrs  Sole   Shared  None
                                                                          /Principal  /PRN    Dis
AUTOMATIC DATA PROCESSING        COMMON           053015103    2,139     48,100        SH     SHARED-OTHER  01    -     48,100    -
GENUINE PARTS CO                 COMMON           372460105      634     15,000        SH     SHARED-OTHER  01    -     15,000    -
JOHNSON & JOHNSON                COMMON           478160104    1,630     25,000        SH     SHARED-OTHER  01    -     25,000    -
NORTHERN TRUST CORP              COMMON           665859104    2,039     36,900        SH     SHARED-OTHER  01    -     36,900    -
NUCOR CORP                       COMMON           670346105    1,021     22,500        SH     SHARED-OTHER  01    -     22,500    -
PRAXAIR INC                      COMMON           74005P104    1,245     15,000        SH     SHARED-OTHER  01    -     15,000    -
VERIZON COMMUNICATIONS INC       COMMON           92343V104    1,064     34,300        SH     SHARED-OTHER  01    -     34,300    -
                                                               9,772